SUMMARY OF COST, ESTIMATED EARNINGS AND BILLINGS ON UNCOMPLETED CONTRACTS (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Contractors [Abstract]
Costs incurred on uncompleted contracts	$ 1,188,700
Estimated earnings	292,800
Costs and estimated earnings on uncompleted contracts	1,481,500
Billings to date	1,287,000
Costs and estimated earnings in excess of billings on uncompleted contracts	194,500
Costs and earnings in excess of billings on completed contracts
Total	194,500
Costs in excess of billings	194,500
Billings in excess of cost
Total	$ 194,500